Trade Payables and Other Liabilities	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Trade Payables and Other Liabilities	Trade Payables and Other Liabilities

(in millions)	December 31, 2022	December 31, 2021
Current:
Trade payables	$532	$551
Accrued expenses	573	603
Contract liabilities(1)	592	533
Advances and deposits(2)	93	309
Payable for PPE and Intangible Assets	961	472
Other(3)	98	118
	$2,849	$2,586
Non-current:
Payable for Intangible Assets	92	45
Contract liabilities(1)	1,326	1,368
Deferred tax liabilities	26	2
Other(3)	30	30
	$1,474	$1,445
(1)Contract liabilities comprises contract liabilities for payments received in advance of the satisfaction of performance obligations for wafers, as well as non-recurring engineering services.
(2)Advances and deposits include advances from customers of $73 million (2021: $118 million) collected for purchase orders.
(3)Other includes other financial liabilities and non-current advances and deposits. See Note 17 for further details on other financial liabilities.
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The following table presents the activities in accounts payable as of December 31, 2022 and 2021:

(in millions)	December 31, 2022	December 31, 2021
Beginning contract liabilities balance	$1,901	$135
Cash receipts in advance of satisfaction of performance obligations	1,189	1,894
Released to the consolidated statements of operations and comprehensive income (loss)(1)	(951)	(128)
Amounts credited to customers	(221)	—
Ending contract liabilities balance	$1,918	$1,901
Current	592	533
Non-current	1,326	1,368
	$1,918	$1,901
(1)Of revenue released to the consolidated statements of operations and comprehensive income (loss) for the years ended December 31, 2022 and 2021, $522 million and $48 million, respectively were included in the beginning balance of the contract liabilities.